Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

Long-term debt was as follows:

	March 31, 2013	December 31, 2012
	(in thousands)
10.875% Senior Secured Notes, due 2017, net of unamortized discount of $1,840 as December 31, 2012	—	220,910
6.5% Senior Notes, due 2022	500,000	500,000
Capital lease obligations	50,884	51,168

Long-term debt	$550,884	$772,078

Long-term debt was as follows:

	December 31,
	2012	2011
	(in thousands)
9.0% First Lien Senior Secured Notes, due 2015, net of unamortized premium of $9,003(1) as of December 31, 2011	$—	$456,053
10.875% Second Lien Senior Secured Notes, due 2017, net of unamortized discount of $1,840 and $2,159 as of December 31, 2012 and December 31, 2011, respectively(2)	220,910	220,591
6.5% Second Lien Senior Secured Notes, due 2022	500,000	—
Capital lease obligations	51,168	52,259

Long-term debt	$772,078	$728,903

(1)
Net unamortized premium of $9.0 million represents an unamortized discount of $0.9 million on the original First Lien Notes and a $9.9 million unamortized premium on the additional First Lien Notes issued in December 2011.

(2)
All of the Second Lien Notes due 2017 were repaid as of February 2013.

Schedule of estimated amortization of deferred financing costs

        Estimated amortization of deferred financing costs is as follows:

Year Ending December 31,	Deferred Financing
(in thousands)
2013	$2,723
2014	2,723
2015	2,723
2016	2,723
2017	2,047
Thereafter	4,215

$17,154

Schedule of future payments required under capital lease

        Future payments required under capital lease at December 31, 2012 are as follows:

Capital Lease
(in thousands)
2013	$6,269
2014	6,311
2015	6,355
2016	6,411
2017	6,444
2018 and thereafter	76,756

Total future payments	108,546
Less: amount representing interest	56,287

Present value of future minimum payments	52,259
Less: current portion	1,091

Long-term portion	$51,168